Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,999,994.08
Previously Paid Amount	0
Total Fee Amount	8,286
Total Offset Amount	0
Net Fee	$ 8,286